Net income per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Net income per share
Schedule of calculation of basic and diluted weighted average shares outstanding and net income per share

(in thousands, except for per share data)	Three months ended June 30, 2012	Six months ended June 30, 2012
Income (numerator):
Net income—basic and diluted	$30,975	$57,210
Weighted average shares (denominator):
Weighted average shares—basic	126,921	126,862
Non-vested restricted stock	1,301	1,239

Weighted average shares—diluted	128,222	128,101

Net income per share:
Basic	$0.24	$0.45
Diluted	$0.24	$0.45

(in thousands, except for per share data)	Year ended December 31, 2011
Income (numerator):
Net income—basic and diluted	$105,554
Pro forma weighted average shares (denominator):
Pro forma weighted average shares—basic	107,187
Non-vested restricted stock	912

Pro forma weighted average shares—diluted	108,099
Pro forma net income per share:
Basic	$0.98
Diluted	$0.98